Financial instruments - Foreign exchange risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) D	Dec. 31, 2016 EUR (€)
Financial risk management and financial instruments
Notional amount	€ 6,717,445	€ 7,613,633
Foreign exchange risk
Financial risk management and financial instruments
Number of preceding business days for calculation of probability distributions | D	250
Confidence level (as a percent)	95.00%
Holding period	1 year
Value at risk	€ 50,813
Foreign exchange risk | [USD
Financial risk management and financial instruments
Significant net positions in foreign currencies	198,755
Foreign exchange risk | CNY
Financial risk management and financial instruments
Significant net positions in foreign currencies	150,384
Foreign exchange risk | KRW
Financial risk management and financial instruments
Significant net positions in foreign currencies	81,285
Foreign exchange risk | RUB
Financial risk management and financial instruments
Significant net positions in foreign currencies	72,410
Foreign exchange risk | INR
Financial risk management and financial instruments
Significant net positions in foreign currencies	44,655
Foreign exchange risk | Foreign exchange options
Financial risk management and financial instruments
Notional amount	0	0
Foreign exchange risk | Derivatives not designated as hedging instruments | Foreign exchange contracts
Financial risk management and financial instruments
Notional amount	665,108	1,407,611
Foreign exchange risk | Designated as cash flow hedges | Derivatives designated as hedging instruments | Foreign exchange contracts
Financial risk management and financial instruments
Notional amount	€ 91,068	€ 103,358